Warrants - Common Stock Warrants Activity (Detail) - $ / shares $ / shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	67,735,066	13,219,597
Warrants, Ending Balance	67,640,513	67,735,066	13,219,597
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding				4 years 10 months 24 days
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	67,735,066	13,219,597	5,447,940
Warrants, Granted	0	119,897,500	26,617,714
Warrants, Exercised	0	(5,314,973)	(17,547,639)
Warrants, Extinguished	0	(59,976,033)
Warrants, Expired	(94,553)	(91,025)	(1,298,418)
Warrants, Ending Balance	67,640,513	67,735,066	13,219,597	5,447,940
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 5.5	$ 4,552.8	$ 7,005.6
Weighted Average Exercise Price, Granted	0.0	11.3	4,552.8
Weighted Average Exercise Price, Exercised	0.0	4,100.5	4,149.6
Weighted Average Exercise Price, Extinguished	0.0	402.7
Weighted Average Exercise Price, Expired	1,269,694.3	1,008,000.0	4,166.4
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 816.2	$ 5.5	$ 4,552.8	$ 7,005.6
Warrants Weighted Average Remainder Contractual Terms Granted	0 years	5 years 8 months 12 days	4 years 3 months 18 days
Weighted Average Remainder Contractual Term in Years, Exercised	0 years	4 years 1 month 6 days	4 years
Weighted Average Remainder Contractual Term in Years, Extinguished	0 years	5 years 10 months 24 days
Weighted Average Remainder Contractual Term in Years, Expired	0 years	0 years	3 years 4 months 24 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding	4 years 8 months 12 days	4 years 10 months 24 days	4 years 8 months 12 days